PGIM Jennison Diversified Growth Fund Expense Example - PGIM Jennison Diversified Growth Fund	Jul. 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 625
Expense Example, with Redemption, 3 Years	806
Expense Example, with Redemption, 5 Years	1,002
Expense Example, with Redemption, 10 Years	1,566
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	282
Expense Example, with Redemption, 3 Years	574
Expense Example, with Redemption, 5 Years	991
Expense Example, with Redemption, 10 Years	1,902
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	818
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	$ 989